UNAUDITED INTERIM CONSOLIDATED BALANCE SHEETS (Parenthetical)	Sep. 30, 2025 CNY (¥) shares	Sep. 30, 2025 USD ($) $ / shares shares	Dec. 31, 2024 CNY (¥) shares	Dec. 31, 2024 $ / shares
Accrued expenses and other payables	¥ 45,416,644	$ 6,379,639	¥ 56,372,960
Common shares, par value (in dollars per share) | $ / shares		$ 0.01		$ 0.01
Common shares, authorized	500,000,000	500,000,000	500,000,000
Common shares, issued	64,505,252	64,505,252	64,581,140
Common shares, outstanding	63,509,024	63,509,024	63,249,096
Treasury shares, common shares	585,358	585,358	585,358
Consolidated VIE | Nonrecourse
Accrued expenses and other payables | ¥	¥ 69,988		¥ 117,920